FAIR VALUE MEASUREMENT - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value Measured on a Recurring Basis - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepaid forward contracts
Assets:
Derivative asset		$ 10,956
Liabilities:
Derivative liability		13,158
Prepaid forward contracts | Level II
Assets:
Derivative asset	$ 54,578	10,956
Liabilities:
Derivative liability	107,066	13,158
Investment securities pledged as collateral
Assets:
Investment securities		1,483,030
Investment securities pledged as collateral | Level I
Assets:
Investment securities	1,652,917	1,483,030
Money market funds (of which $14,700 is classified as restricted cash as of December 31, 2016)
Assets:
Cash and cash equivalents		100,139
Money market funds (of which $14,700 is classified as restricted cash as of December 31, 2016) | Level I
Assets:
Cash and cash equivalents	$ 65,801	$ 100,139
Cablevision Systems Corporation And Subsidiaries
Assets:
Investment securities			$ 130
Cablevision Systems Corporation And Subsidiaries | Level I
Assets:
Investment securities			130
Cablevision Systems Corporation And Subsidiaries | Prepaid forward contracts
Assets:
Derivative asset			82,408
Liabilities:
Derivative liability			2,706
Cablevision Systems Corporation And Subsidiaries | Prepaid forward contracts | Level II
Assets:
Derivative asset			82,408
Liabilities:
Derivative liability			2,706
Cablevision Systems Corporation And Subsidiaries | Investment securities pledged as collateral
Assets:
Investment securities			1,211,982
Cablevision Systems Corporation And Subsidiaries | Investment securities pledged as collateral | Level I
Assets:
Investment securities			1,211,982
Cablevision Systems Corporation And Subsidiaries | Money market funds (of which $14,700 is classified as restricted cash as of December 31, 2016)
Assets:
Cash and cash equivalents			922,765
Cablevision Systems Corporation And Subsidiaries | Money market funds (of which $14,700 is classified as restricted cash as of December 31, 2016) | Level I
Assets:
Cash and cash equivalents			$ 922,765